J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

270 Park Avenue

New York, NY 10017

July 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”) on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 811-08189 and 333-25803

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 42 (Amendment No. 43 under the Investment Company Act of 1940) filed electronically on July 11, 2016.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary